Related Party Transactions (Details) - USD ($)									3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 15, 2023	Mar. 15, 2023	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021	Apr. 14, 2021	Apr. 14, 2021	Feb. 20, 2019	Jun. 30, 2023	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 19, 2021	Jun. 30, 2020	Mar. 01, 2020	May 22, 2019	Apr. 02, 2019	Feb. 04, 2019	Dec. 31, 2018	Aug. 07, 2018
Related Party Transactions (Details) [Line Items]
Aggregate gross proceeds																				6.00%
Gain on settlement															$ 49,817,000
Loan received												$ 450,000		150,000
Loan repaid												150,000
Reimbursable transaction expenses			$ 2,803,000		$ 3,953,000				$ 2,181,000			2,181,000		$ 2,803,000	$ 3,953,000
Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount																	$ 9,100,000
Cardinal Ventures Holdings [Member]
Related Party Transactions (Details) [Line Items]
Loan repaid	$ 150,000
Purchase Agreement [Member] | Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument, term														24 months
Sysorex Settlement Agreement [Member] | Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)							12,972,189
Rights Letter Agreement [Member] | Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)							3,000,000
Purchase Agreement [Member] | Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			10,000,000											$ 10,000,000										$ 3,000,000
Legal fees, accounting costs, due diligence, monitoring and other transaction costs														$ 20,000
Related Party [Member] | Cardinal Ventures Holdings [Member]
Related Party Transactions (Details) [Line Items]
Repayments of debt		$ 150,000
Loan received				$ 150,000
Related Party [Member] | CXApp Inc. [Member]
Related Party Transactions (Details) [Line Items]
Reimbursable transaction expenses									1,000,000			1,000,000
Other receivables									200,000			200,000
Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Principal balance																		$ 1,000,000
Costs and liabilities percentage																									50.00%
Aggregate amount																	$ 9,100,000
Entitlement of cash, factor														1.50%
Sysorex [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																				18.00%
Sysorex [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																				21.00%
Sysorex [Member] | Sysorex Settlement Agreement [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)						12,972,189
Common stock, par value (in Dollars per share)						$ 0.00001	$ 0.00001
Release of previously recorded valuation allowance allowance														$ 7,500,000
Interest income														1,600,000
Gain on settlement														49,800,000
Sysorex [Member] | Rights Letter Agreement [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)						3,000,000
Sysorex [Member] | Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																				$ 5,000,000
Interest rate																								10.00%
Outstanding balance of the secured note																$ 2,300,000			$ 3,000,000
Additional amount of advance										$ 117,000						2,600,000
Repayments of debt																200,000
Accrued interest amount																7,700,000
Additional interest										$ 251,806	$ 275,000					1,100,000
Settlement agreement of net award								$ 941,796
Aggregate common shares (in Shares)								16,655
Settlement amount receivable from related party																600,000
Interest accrued																$ 100,000
Settlement amount			$ 0		$ 0
Sysorex [Member] | Purchase Agreement [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount of note receivable																					$ 8,000,000	$ 5,000,000	$ 3,000,000
Sysorex [Member] | Purchase Agreement [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount of note receivable																					$ 10,000,000	$ 8,000,000	$ 5,000,000
Systat [Member]
Related Party Transactions (Details) [Line Items]
Principal balance																		$ 1,000,000
Consulting Services [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Additional compensation, per month														$ 10,000
Transaction Services, Reimbursable Expenses [Member] | CXApp Inc. [Member]
Related Party Transactions (Details) [Line Items]
Reimbursable incurred expenses									$ 200,000			$ 300,000